Right-of-use asset and lease liability (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Lease liabilities	R$ 270,442	R$ 273,756	R$ 212,734
Lease liabilities, percent	23.35%
Right to use assets	R$ 252,600	R$ 261,380
Right to use assets, percent	13.39%
Financial expense, percent	22.08%
Amortization expense, percent	6.73%
At cost or in accordance with IFRS 16 within fair value model [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	R$ 270,442
Right to use assets	252,600
Financial expense	24,290
Depreciation expense	74,582
Inflation Projected Balance [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities	333,597
Right to use assets	286,433
Financial expense	29,653
Depreciation expense	R$ 79,601